Capital Stock	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Capital Stock
NOTE 11 — CAPITAL STOCK
The amended and restated certificate of incorporation authorizes the Company to issue up to 1,800,000,000 shares of common stock, and our amended and restated
by-laws
set the number of directors constituting the board of directors of the Company at not less than three members, the exact number to be determined from time to time by resolution adopted by the affirmative vote of a majority of the total number of directors then in office.
Share Repurchase Transactions
During January 2023, January 2022 and February 2021, our Board of Directors authorized share repurchase programs for up to $3 billion, $8 billion and $6 billion, respectively, of the Company’s outstanding common stock. During January 2020 and January 2019, our Board of Directors authorized share repurchase programs for up to $4 billion ($2 billion for each authorization) of our outstanding common stock.
During 2022, we repurchased 30.747 million shares of our common stock at an average price of $227.67 per share through market purchases pursuant to the February 2021 authorization (which was completed during 2022) and the January 2022 authorization. At December 31, 2022, we had $1.586 billion of repurchase authorization available under the January 2022 authorization. During 2021, we repurchased 37.812 million shares of our common stock at an average price of $217.25 per share through market purchases pursuant to each of the $2 billion share repurchase programs authorized during January 2019 and January 2020 (which were completed during 2021) and the $6 billion share repurchase program authorized during February 2021. During 2020, we repurchased 3.287 million shares of our common stock at an average price of $134.18 per share through market purchases pursuant to the $2 billion share repurchase program authorized during January 2019.